FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Premiums Earned [Abstract]
Net profit on sale and fluctuations of financial investments	S/ 44,763	S/ 106,366
Dividends, interests and others	9,900	9,261
Total	S/ 54,663	S/ 115,627	S/ 93,664